Intangible Asset, Net (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible Asset, Net [Abstract]
Amortization expense	¥ 492,922	¥ 82,154
Land use rights	¥ 48,224,210		$ 6,673,892	¥ 48,717,132